Significant Accounting Policies and Practices - Schedule of Revenue Disaggregated By Revenue Source (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total Revenue	$ 1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Agency (Managed Services & Branded Content) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total Revenue	202,825	383,385	714,548	759,348
Platform (Creator Subscriptions) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total Revenue	$ 256,755	$ 423,624	736,567	1,123,242
Other Revenue [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total Revenue			$ 47,759	$ 33,863